UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

QUARTERLY REPORT

May 31, 2011

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 2.8%
Boeing Co.	31,090	$2,425,947
Goodrich Corp.	32,280	2,817,721
Honeywell International, Inc.	103,420	6,158,661
Precision Castparts Corp.	24,820	3,899,222
Textron, Inc.	98,780	2,260,086
United Technologies Corp.	87,090	7,643,889

		$25,205,526

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	42,720	$3,607,704
Phillips-Van Heusen Corp.	24,050	1,586,579

		$5,194,283

Automotive – 0.8%
General Motors Co. (a)	172,780	$5,496,132
Magna International, Inc.	34,960	1,695,560

		$7,191,692

Biotechnology – 1.8%
Amgen, Inc. (a)	165,300	$10,007,262
Anacor Pharmaceuticals, Inc. (a)	160,460	1,014,107
Gilead Sciences, Inc. (a)	124,200	5,184,108

		$16,205,477

Broadcasting – 1.8%
Viacom, Inc., “B”	128,680	$6,486,759
Walt Disney Co.	232,350	9,672,731

		$16,159,490

Brokerage & Asset Managers – 1.4%
Affiliated Managers Group, Inc. (a)	16,474	$1,741,796
Blackrock, Inc.	5,416	1,113,313
Charles Schwab Corp.	107,600	1,937,876
CME Group, Inc.	7,090	2,026,038
Franklin Resources, Inc.	21,950	2,844,281
GFI Group, Inc.	277,340	1,256,350
LaBranche & Co., Inc. (a)	115,530	466,741
TradeStation Group, Inc. (a)	111,770	1,088,640

		$12,475,035

Business Services – 1.5%
Accenture Ltd., “A”	58,840	$3,376,828
FleetCor Technologies, Inc. (a)	151,450	5,109,923
Paychex, Inc.	140,760	4,546,548

		$13,033,299

Cable TV – 1.2%
Comcast Corp., “Special A”	242,750	$5,716,763
DIRECTV, “A” (a)	99,910	5,021,477

		$10,738,240

Chemicals – 1.7%
Celanese Corp.	177,840	$9,263,686
Ecolab, Inc.	24,870	1,364,866
Monsanto Co.	64,780	4,601,971

		$15,230,523

Computer Software – 4.2%
Autodesk, Inc. (a)	153,230	$6,585,825
Check Point Software Technologies Ltd. (a)	94,370	5,182,800

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Intuit, Inc. (a)	48,480	$2,616,466
Nuance Communications, Inc. (a)	61,300	1,346,148
Oracle Corp.	390,890	13,376,256
Red Hat, Inc. (a)	118,020	5,145,672
VeriSign, Inc.	108,170	3,788,113

		$38,041,280

Computer Software - Systems – 6.6%
Apple, Inc. (a)	87,880	$30,567,300
EMC Corp. (a)	456,460	12,995,416
International Business Machines Corp.	78,470	13,255,937
NICE Systems Ltd., ADR (a)	83,500	2,972,600

		$59,791,253

Construction – 0.6%
Lennox International, Inc.	44,790	$2,087,662
Owens Corning (a)	74,920	2,861,944

		$4,949,606

Consumer Products – 1.1%
Avon Products, Inc.	319,790	$9,500,961

Consumer Services – 0.5%
DeVry, Inc.	26,470	$1,425,410
Priceline.com, Inc. (a)	5,250	2,704,748

		$4,130,158

Containers – 0.4%
Graham Packaging Co., Inc. (a)	165,290	$3,750,430

Electrical Equipment – 2.2%
Danaher Corp.	277,240	$15,117,897
Sensata Technologies Holding B.V. (a)	140,020	5,079,926

		$20,197,823

Electronics – 2.5%
Advanced Micro Devices, Inc. (a)	921,489	$7,998,525
First Solar, Inc. (a)(l)	41,900	5,206,075
Hittite Microwave Corp. (a)	15,200	963,984
Linear Technology Corp.	55,080	1,905,217
Microchip Technology, Inc.	146,530	5,792,331
Oclaro, Inc. (a)	66,410	635,544

		$22,501,676

Energy - Independent – 3.4%
Alpha Natural Resources, Inc. (a)	22,610	$1,238,802
Apache Corp.	46,060	5,739,076
Canadian Natural Resources Ltd.	30,690	1,335,808
CONSOL Energy, Inc.	18,350	940,805
EOG Resources, Inc.	49,080	5,356,591
Newfield Exploration Co. (a)	39,660	2,958,239
Occidental Petroleum Corp.	96,740	10,433,409
Peabody Energy Corp.	20,520	1,259,107
Walter Energy, Inc.	9,070	1,129,669

		$30,391,506

Energy - Integrated – 5.6%
Chevron Corp.	142,920	$14,993,737
EQT Corp.	8,350	452,403
Exxon Mobil Corp. (s)	327,792	27,360,798

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Marathon Oil Corp.	70,350	$3,810,860
QEP Resources, Inc.	94,290	4,101,615

		$50,719,413

Engineering - Construction – 1.8%
Fluor Corp.	232,800	$16,046,904

Food & Beverages – 3.4%
Bunge Ltd.	25,230	$1,878,374
Coca-Cola Co.	135,050	9,022,691
General Mills, Inc.	124,390	4,946,990
Mead Johnson Nutrition Co., “A”	68,620	4,651,750
PepsiCo, Inc.	142,869	10,160,843

		$30,660,648

Food & Drug Stores – 0.9%
CVS Caremark Corp.	150,510	$5,823,232
Whole Foods Market, Inc.	38,060	2,327,750

		$8,150,982

Gaming & Lodging – 0.9%
Carnival Corp.	71,040	$2,757,062
Marriott International, Inc., “A”	148,420	5,611,760

		$8,368,822

General Merchandise – 2.3%
Kohl’s Corp.	147,640	$7,860,354
Target Corp.	265,060	13,128,422

		$20,988,776

Health Maintenance Organizations – 1.0%
Aetna, Inc.	44,530	$1,945,070
WellPoint, Inc.	92,140	7,202,584

		$9,147,654

Insurance – 4.0%
ACE Ltd.	180,910	$12,450,226
Aflac, Inc.	16,750	800,483
Allied World Assurance Co.	22,700	1,376,074
Aon Corp.	136,670	7,127,341
Chubb Corp.	59,810	3,922,938
MetLife, Inc.	113,740	5,015,934
Prudential Financial, Inc.	49,340	3,146,905
Willis Group Holdings PLC	53,270	2,210,705

		$36,050,606

Internet – 1.0%
Google, Inc., “A” (a)	17,270	$9,136,175
LinkedIn Corp., “A” (a)	1,940	158,265

		$9,294,440

Leisure & Toys – 0.4%
Hasbro, Inc.	79,210	$3,623,065

Machinery & Tools – 1.0%
Finning International, Inc.	104,870	$3,110,867
Regal Beloit Corp.	34,540	2,383,260
Thermon Group Holdings, Inc. (a)	112,280	1,369,816
WABCO Holdings, Inc. (a)	36,100	2,474,655

		$9,338,598

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.0%
Bank of America Corp.	695,580	$8,173,065
Bank of New York Mellon Corp.	119,928	3,371,176
Comerica, Inc.	51,410	1,856,415
Goldman Sachs Group, Inc.	61,380	8,638,007
JPMorgan Chase & Co.	351,930	15,217,453
KeyCorp	379,920	3,217,922
SunTrust Banks, Inc.	150,390	4,230,471

		$44,704,509

Medical & Health Technology & Services – 1.8%
AmerisourceBergen Corp.	72,390	$2,983,916
Cross Country Healthcare, Inc. (a)	519,870	3,987,403
Medco Health Solutions, Inc. (a)	66,600	3,986,676
Patterson Cos., Inc.	39,700	1,373,025
Quest Diagnostics, Inc.	23,250	1,358,265
Teleflex, Inc.	43,990	2,731,779

		$16,421,064

Medical Equipment – 2.4%
Becton, Dickinson & Co.	40,430	$3,539,647
Covidien PLC	56,390	3,101,450
Medtronic, Inc.	141,820	5,772,074
NxStage Medical, Inc. (a)	83,877	1,577,726
NxStage Medical, Inc. (a)	59,530	1,119,759
St. Jude Medical, Inc.	52,710	2,670,816
Thermo Fisher Scientific, Inc. (a)	62,920	4,118,114

		$21,899,586

Metals & Mining – 1.0%
Cliffs Natural Resources, Inc.	36,500	$3,310,550
Teck Resources Ltd., “B”	85,173	4,467,659
United States Steel Corp.	18,790	866,407

		$8,644,616

Natural Gas - Distribution – 0.4%
AGL Resources, Inc.	79,960	$3,287,156

Natural Gas - Pipeline – 0.4%
Kinder Morgan, Inc.	127,680	$3,739,747

Network & Telecom – 1.0%
Cisco Systems, Inc.	108,890	$1,829,352
F5 Networks, Inc. (a)	38,070	4,323,991
Finisar Corp. (a)	131,670	3,162,713

		$9,316,056

Oil Services – 2.4%
Cameron International Corp. (a)	118,760	$5,660,102
Dresser-Rand Group, Inc. (a)	33,050	1,737,769
Halliburton Co.	143,910	7,217,087
Schlumberger Ltd.	80,830	6,928,748

		$21,543,706

Other Banks & Diversified Financials – 2.9%
American Express Co.	51,110	$2,637,276
Citigroup, Inc.	163,399	6,723,869
EuroDekania Ltd. (a)(z)	580,280	1,091,853
TCF Financial Corp.	271,990	4,093,450
Visa, Inc., “A”	69,190	5,608,541

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	63,490	$2,061,520
Zions Bancorporation	177,980	4,241,263

		$26,457,772

Pharmaceuticals – 4.8%
Abbott Laboratories	312,470	$16,326,558
Johnson & Johnson	131,000	8,814,990
Pfizer, Inc.	575,026	12,334,308
Teva Pharmaceutical Industries Ltd., ADR	108,350	5,515,015

		$42,990,871

Pollution Control – 0.4%
Republic Services, Inc.	113,600	$3,580,672

Precious Metals & Minerals – 0.2%
Goldcorp, Inc.	32,520	$1,628,276

Printing & Publishing – 0.6%
Moody’s Corp.	127,700	$5,096,507

Railroad & Shipping – 1.1%
CSX Corp.	67,040	$5,316,272
Kansas City Southern Co. (a)	84,100	4,952,649

		$10,268,921

Real Estate – 2.8%
Annaly Mortgage Management, Inc., REIT	238,300	$4,320,379
Cogdell Spencer, Inc., REIT	298,110	1,788,660
Entertainment Properties Trust, REIT	192,750	9,363,795
Jones Lang LaSalle, Inc.	21,480	2,086,782
Kilroy Realty Corp., REIT	97,750	4,053,693
Mack-Cali Realty Corp., REIT	110,020	3,890,307

		$25,503,616

Restaurants – 1.2%
McDonald’s Corp.	133,000	$10,844,820

Specialty Chemicals – 1.3%
Airgas, Inc.	105,983	$7,321,306
Valspar Corp.	55,990	2,153,935
W. R. Grace & Co. (a)	47,340	2,215,039

		$11,690,280

Specialty Stores – 2.3%
Abercrombie & Fitch Co., “A”	36,920	$2,797,428
Amazon.com, Inc. (a)	35,420	6,966,760
Dick’s Sporting Goods, Inc. (a)	42,490	1,688,553
PetSmart, Inc.	61,820	2,800,446
Tiffany & Co.	57,160	4,324,726
Urban Outfitters, Inc. (a)	80,030	2,437,714

		$21,015,627

Telecommunications - Wireless – 0.3%
SBA Communications Corp. (a)	64,200	$2,522,418

Telephone Services – 2.5%
American Tower Corp., “A” (a)	87,260	$4,841,185
AT&T, Inc.	317,420	10,017,775
CenturyLink, Inc.	65,558	2,831,450
Verizon Communications, Inc.	126,790	4,682,355

		$22,372,765

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 3.1%
Altria Group, Inc.	375,820	$10,545,509
Philip Morris International, Inc.	143,430	10,291,103
Reynolds American, Inc.	178,180	7,088,000

		$27,924,612

Trucking – 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	37,390	$2,366,413
Expeditors International of Washington, Inc.	78,750	4,159,575
Swift Transportation Co. (a)	190,150	2,576,533

		$9,102,521

Utilities - Electric Power – 2.1%
American Electric Power Co., Inc.	113,130	$4,321,566
Calpine Corp. (a)	96,620	1,525,630
CMS Energy Corp.	174,677	3,483,059
PG&E Corp.	67,050	2,908,629
Public Service Enterprise Group, Inc.	106,712	3,574,852
Wisconsin Energy Corp.	100,720	3,149,514

		$18,963,250

Total Common Stocks		$886,597,534

Convertible Preferred Stocks – 0.6%
Utilities - Electric Power – 0.6%
PPL Corp., 8.75% (a)	42,560	$2,330,160
PPL Corp., 9.5%	45,860	2,647,039

Total Convertible Preferred Stocks		$4,977,199

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%

Issuer	Shares/Par	Value ($)
Construction – 0.0%
Lennar Corp., “A” - August 2011 @ $20	559	$39,689

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	5,627,448	$5,627,448

Collateral for Securities Loaned – 0.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	3,781,380	$3,781,380

Total Investments		$901,023,250

Put Options Written – 0.0%
Construction – 0.0%
Lennar Corp., “A” - August 2011 @ $16	(559)	$(17,888)

Other Assets, Less Liabilities – (0.0)%		(33,107)

Net Assets – 100.0%		$900,990,143

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for written options. At May 31, 2011, the value of securities pledged amounted to $1,192,786.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

	Acquisition
Restricted Securities	Date	Cost	Value
EuroDekania Ltd.	3/08/07 - 6/25/07	$8,173,430	$1,091,853

% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$863,494,224	$1,119,759	$—	$864,613,983
Israel	13,670,415	—	—	$13,670,415
Canada	12,238,171	—	—	$12,238,171
United Kingdom	—	—	1,091,853	$1,091,853
Mutual Funds	9,408,828	—	—	9,408,828

Total Investments	$898,811,638	$1,119,759	$1,091,853	$901,023,250

Other Financial Instruments
Written Options	(17,888)	—	—	(17,888)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(1) Investment Valuations - continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/10	$1,135,444
Change in unrealized appreciation (depreciation)	(43,591)

Balance as of 5/31/11	$1,091,853

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2011 is $(43,591).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$783,669,139

Gross unrealized appreciation	$143,980,157
Gross unrealized depreciation	(26,626,046)

Net unrealized appreciation (depreciation)	$117,354,111

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	238,798	103,767,782	(98,379,132)	5,627,448

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,448	$5,627,448

MFS® Core Growth Fund

QUARTERLY REPORT

May 31, 2011

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 4.5%
Goodrich Corp.	117,540	$10,260,057
Honeywell International, Inc.	398,060	23,704,473
Precision Castparts Corp.	150,808	23,691,937
United Technologies Corp.	236,280	20,738,296

		$78,394,763

Airlines – 0.2%
United Continental Holdings, Inc. (a)	134,340	$3,244,311

Alcoholic Beverages – 1.0%
Diageo PLC	628,951	$13,407,420
Pernod Ricard S.A.	44,959	4,557,365

		$17,964,785

Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton S.A. (l)	39,963	$6,992,701
NIKE, Inc., “B”	122,720	10,363,704
Phillips-Van Heusen Corp.	55,370	3,652,759

		$21,009,164

Automotive – 1.7%
BorgWarner Transmission Systems, Inc. (a)	68,200	$4,945,182
General Motors Co. (a)	160,850	5,116,639
Johnson Controls, Inc.	483,060	19,129,176

		$29,190,997

Biotechnology – 0.4%
Gen-Probe, Inc. (a)	78,100	$6,387,799

Broadcasting – 3.0%
Discovery Communications, Inc., “A” (a)	78,480	$3,418,589
Viacom, Inc., “B”	451,000	22,734,910
Walt Disney Co.	624,010	25,977,536

		$52,131,035

Brokerage & Asset Managers – 2.5%
Affiliated Managers Group, Inc. (a)	239,550	$25,327,622
Blackrock, Inc.	55,556	11,420,091
Charles Schwab Corp.	343,902	6,193,675

		$42,941,388

Business Services – 3.1%
Accenture Ltd., “A”	500,950	$28,749,521
Cognizant Technology Solutions Corp., “A” (a)	218,720	16,631,469
MSCI, Inc., “A” (a)	118,400	4,471,968
Verisk Analytics, Inc., “A” (a)	151,200	5,148,360

		$55,001,318

Cable TV – 1.9%
Comcast Corp., “Special A”	257,550	$6,065,303
DIRECTV, “A” (a)	302,130	15,185,054
Time Warner Cable, Inc.	158,290	12,223,154

		$33,473,511

Chemicals – 1.9%
3M Co.	48,600	$4,586,868
Celanese Corp.	183,820	9,575,184
Monsanto Co.	257,420	18,287,117

		$32,449,169

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 8.0%
Autodesk, Inc. (a)	349,680	$15,029,246
Check Point Software Technologies Ltd. (a)	428,970	23,559,032
Intuit, Inc. (a)	256,590	13,848,162
Nuance Communications, Inc. (a)	424,000	9,311,040
Oracle Corp.	1,717,096	58,759,025
Red Hat, Inc. (a)	209,120	9,117,632
Salesforce.com, Inc. (a)	31,830	4,846,436
VeriSign, Inc.	153,030	5,359,111

		$139,829,684

Computer Software - Systems – 11.0%
Apple, Inc. (a)	283,640	$98,658,501
EMC Corp. (a)	1,921,770	54,712,792
International Business Machines Corp.	205,370	34,693,154
Verifone Systems, Inc. (a)	87,390	4,206,081

		$192,270,528

Construction – 0.6%
Stanley Black & Decker, Inc.	133,990	$9,899,181

Consumer Products – 1.3%
Avon Products, Inc.	239,330	$7,110,494
Colgate-Palmolive Co.	169,990	14,879,225

		$21,989,719

Consumer Services – 0.6%
Priceline.com, Inc. (a)	21,370	$11,009,610

Electrical Equipment – 3.3%
Danaher Corp.	1,041,220	$56,777,727

Electronics – 2.8%
Advanced Micro Devices, Inc. (a)	881,914	$7,655,014
Agilent Technologies, Inc. (a)	205,200	10,233,324
ASML Holding N.V.	415,300	16,200,853
Broadcom Corp., “A”	308,120	11,086,158
First Solar, Inc. (a)(l)	33,970	4,220,773

		$49,396,122

Energy - Independent – 4.9%
Apache Corp.	126,920	$15,814,232
EOG Resources, Inc.	163,450	17,838,933
Noble Energy, Inc.	144,790	13,494,428
Occidental Petroleum Corp.	271,560	29,287,746
Southwestern Energy Co. (a)	203,220	8,894,939

		$85,330,278

Engineering - Construction – 1.5%
Fluor Corp.	386,530	$26,643,513

Food & Beverages – 2.3%
Bunge Ltd.	77,340	$5,757,963
Coca-Cola Co.	277,220	18,521,068
Groupe Danone	60,338	4,424,110
Mead Johnson Nutrition Co., “A”	158,330	10,733,191

		$39,436,332

Food & Drug Stores – 0.8%
Walgreen Co.	323,400	$14,109,942

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.8%
Carnival Corp.	281,810	$10,937,046
Las Vegas Sands Corp. (a)	84,000	3,489,360

		$14,426,406

General Merchandise – 3.9%
Costco Wholesale Corp.	288,150	$23,766,612
Kohl’s Corp.	418,940	22,304,366
Target Corp.	446,440	22,112,173

		$68,183,151

Health Maintenance Organizations – 0.7%
WellPoint, Inc.	145,090	$11,341,685

Internet – 2.8%
Google, Inc., “A” (a)	83,635	$44,244,588
LinkedIn Corp., “A” (a)	66,750	5,445,465

		$49,690,053

Machinery & Tools – 0.2%
Joy Global, Inc.	35,090	$3,145,819

Major Banks – 1.2%
Goldman Sachs Group, Inc.	43,900	$6,178,047
JPMorgan Chase & Co.	278,600	12,046,664
SunTrust Banks, Inc.	111,390	3,133,401

		$21,358,112

Medical & Health Technology & Services – 2.7%
AmerisourceBergen Corp.	397,480	$16,384,126
Cerner Corp. (a)	78,480	9,425,448
IDEXX Laboratories, Inc. (a)	37,800	2,975,616
Medco Health Solutions, Inc. (a)	190,360	11,394,950
Stericycle, Inc. (a)	83,000	7,394,470

		$47,574,610

Medical Equipment – 3.4%
Covidien PLC	289,000	$15,895,000
Medtronic, Inc.	307,530	12,516,471
Thermo Fisher Scientific, Inc. (a)	478,460	31,315,207

		$59,726,678

Metals & Mining – 0.4%
Teck Resources Ltd., “B”	147,250	$7,740,933

Natural Gas - Pipeline – 0.2%
Kinder Morgan, Inc.	130,500	$3,822,345

Network & Telecom – 2.5%
Cisco Systems, Inc.	314,390	$5,281,752
Juniper Networks, Inc. (a)	135,460	4,959,191
Qualcomm, Inc.	566,152	33,170,846

		$43,411,789

Oil Services – 4.3%
Cameron International Corp. (a)	413,930	$19,727,904
FMC Technologies, Inc. (a)	80,230	3,580,665
Halliburton Co.	236,590	11,864,989
National Oilwell Varco, Inc.	141,320	10,257,006
Schlumberger Ltd.	351,220	30,106,578

		$75,537,142

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.4%
American Express Co.	172,660	$8,909,256
Citigroup, Inc.	119,528	4,918,577
MasterCard, Inc., “A”	76,290	21,899,045
Visa, Inc., “A”	78,479	6,361,508

		$42,088,386

Pharmaceuticals – 2.2%
Abbott Laboratories	296,030	$15,467,568
Allergan, Inc.	110,490	9,140,838
Teva Pharmaceutical Industries Ltd., ADR	281,890	14,348,201

		$38,956,607

Printing & Publishing – 0.6%
Moody’s Corp.	260,120	$10,381,389

Railroad & Shipping – 1.3%
CSX Corp.	129,730	$10,287,589
Kansas City Southern Co. (a)	221,480	13,042,957

		$23,330,546

Restaurants – 1.4%
McDonald’s Corp.	142,570	$11,625,158
Starbucks Corp.	240,710	8,855,721
YUM! Brands, Inc.	68,110	3,767,845

		$24,248,724

Specialty Chemicals – 1.5%
Airgas, Inc.	109,780	$7,583,602
Praxair, Inc.	168,320	17,814,989

		$25,398,591

Specialty Stores – 3.3%
Abercrombie & Fitch Co., “A”	188,850	$14,309,165
Amazon.com, Inc. (a)	122,730	24,139,764
Industria de Diseno Textil S.A.	59,765	5,433,111
Tiffany & Co.	130,080	9,841,853
Urban Outfitters, Inc. (a)	132,390	4,032,599

		$57,756,492

Telephone Services – 2.1%
American Tower Corp., “A” (a)	649,220	$36,018,726

Tobacco – 1.0%
Philip Morris International, Inc.	246,680	$17,699,290

Trucking – 1.2%
Expeditors International of Washington, Inc.	264,430	$13,967,193
FedEx Corp.	75,170	7,038,919

		$21,006,112

Total Common Stocks		$1,721,724,462

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	23,249,978	$23,249,978

Collateral for Securities Loaned – 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	8,461,195	$8,461,195

Total Investments		$1,753,435,635

Other Assets, Less Liabilities – (0.4)%		(6,613,894)

Net Assets – 100.0%		$1,746,821,741

(a)	Non-income producing security.

4

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,625,060,736	$—	$—	$1,625,060,736
Israel	37,907,233	—	—	37,907,233
Netherlands	16,200,853	—	—	16,200,853
France	4,424,110	11,550,066	—	15,974,176
United Kingdom	—	13,407,420	—	13,407,420
Canada	7,740,933	—	—	7,740,933
Spain	5,433,111	—	—	5,433,111
Mutual Funds	31,711,173	—	—	31,711,173

Total Investments	$1,728,478,149	$24,957,486	$—	$1,753,435,635

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Core Growth Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,566,779,638

Gross unrealized appreciation	$217,975,152
Gross unrealized depreciation	(31,319,155)

Net unrealized appreciation (depreciation)	$186,655,997

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	91,454,314	479,716,162	(547,920,498)	23,249,978

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$74,056	$23,249,978

7

MFS® Cash Reserve Fund

QUARTERLY REPORT

May 31, 2011

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 8.3%
Major Banks – 8.3%
Abbey National North America LLC, 0.25%, due 7/12/11	$5,300,000	$5,300,000
Abbey National North America LLC, 0.25%, due 7/19/11	7,917,000	7,917,000
BNP Paribas/New York Branch, 0.52%, due 8/22/11	13,580,000	13,580,000
Royal Bank of Canada/Chicago Branch, 0.33%, due 6/07/11	9,690,000	9,690,000

Total Certificates of Deposit, at Cost and Value		$36,487,000

Commercial Paper (y) – 56.7%
Automotive – 3.1%
Toyota Motor Credit Corp., 0.17%, due 7/11/11	$13,287,000	$13,284,490

Conglomerates – 1.2%
United Technologies Corp., 0.09%, due 6/28/11 (t)	$5,289,000	$5,288,643

Consumer Products – 3.1%
Proctor & Gamble Co., 0.19%, due 6/02/11 (t)	$13,590,000	$13,589,928

Electrical Equipment – 2.0%
General Electric Co., 0.12%, due 6/08/11	$8,881,000	$8,880,793

Financial Institutions – 0.4%
General Electric Capital Corp., 0.11%, due 6/24/11	$1,726,000	$1,725,879

Food & Beverages – 5.8%
Coca-Cola Co., 0.15%, due 9/07/11 (t)	$5,400,000	$5,397,795
Coca-Cola Co., 0.2%, due 8/02/11 (t)	7,750,000	7,747,331
Nestle Capital Corp., 0.19%, due 7/12/11 (t)	12,102,000	12,099,381

		$25,244,507

Major Banks – 18.2%
ANZ National (International) Ltd., 0.2%, due 7/19/11 (t)	$11,399,000	$11,395,960
Bank of America Corp., 0.18%, due 8/29/11	13,151,000	13,145,148
Barclays U.S. Funding Corp., 0.1%, due 6/01/11	3,441,000	3,441,000
Credit Suisse First Boston, Inc., 0.2%, due 7/14/11	12,007,000	12,004,132
Credit Suisse First Boston, Inc., 0.25%, due 11/14/11	1,200,000	1,198,617
HSBC USA, Inc., 0.19%, due 7/15/11	12,200,000	12,197,167
JPMorgan Chase & Co., 0.1%, due 6/24/11	1,000	1,000
JPMorgan Chase & Co., 0.15%, due 8/15/11	13,277,000	13,272,851
Toronto Dominion Holdings (USA), Inc., 0.23%, due 6/23/11 (t)	6,843,000	6,842,038
Westpac Banking Corp., 0.16%, due 7/29/11 (t)	6,160,000	6,158,412

		$79,656,325

Medical Equipment – 3.0%
Merck & Co., Inc., 0.1%, due 6/15/11 (t)	$7,577,000	$7,576,705
Merck & Co., Inc., 0.11%, due 6/15/11 (t)	5,641,000	5,640,759

		$13,217,464

Other Banks & Diversified Financials – 9.1%
Bank of Nova Scotia, 0.175%, due 8/16/11	$6,269,000	$6,266,684
Bank of Nova Scotia, 0.18%, due 8/22/11	6,900,000	6,897,171
Citigroup Funding, Inc., 0.22%, due 7/14/11	6,550,000	6,548,279
Citigroup Funding, Inc., 0.22%, due 7/19/11	6,857,000	6,854,989
Rabobank USA Financial Corp., 0.2%, due 9/12/11	13,337,000	13,329,368

		$39,896,491

Pharmaceuticals – 8.6%
Abbott Laboratories, 0.18%, due 6/21/11 (t)	$13,670,000	$13,668,633
Novartis Finance Corp., 0.18%, due 8/12/11 (t)	7,748,000	7,745,211
Novartis Finance Corp., 0.28%, due 9/12/11 (t)	3,426,000	3,423,255
Sanofi-Aventis, 0.28%, due 7/13/11 (t)	12,771,000	12,766,828

		$37,603,927

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Retailers – 2.2%
Wal-Mart Stores, Inc., 0.08%, due 6/09/11 (t)	$9,742,000	$9,741,827

Total Commercial Paper, at Amortized Cost and Value		$248,130,274

U.S. Government Agencies and Equivalents (y) – 15.7%
Fannie Mae, 0.09%, due 10/17/11	$13,285,000	$13,280,417
Fannie Mae, 0.07%, due 6/20/11	2,900,000	2,899,893
Fannie Mae, 0.24%, due 8/01/11	4,100,000	4,098,333
Federal Home Loan Bank, 0.12%, due 6/15/11	6,950,000	6,949,676
Federal Home Loan Bank, 0.2%, due 6/03/11	2,500,000	2,499,972
Federal Home Loan Bank, 0.23%, due 6/01/11	6,000,000	6,000,000
Freddie Mac, 0.13%, due 2/08/12	8,000,000	7,992,720
Freddie Mac, 0.22%, due 9/14/11	13,934,000	13,925,059
Freddie Mac, 0.24%, due 8/16/11	4,000,000	3,997,973
Freddie Mac, 0.2%, due 7/06/11	7,083,000	7,081,621

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$68,725,664

Floating Rate Demand Notes – 3.7%
Industrial Revenue - Other – 3.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.08%, due 6/01/11	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.08%, due 6/01/11	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.09%, due 6/01/11	1,300,000	1,300,000

Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements – 15.7%
Bank of America Corp., 0.1%, dated 5/31/11, due 6/01/11, total to be received $25,105,070 (secured by U.S. Treasury and Federal Agency obligations valued at $25,607,345 in a jointly traded account)	$25,105,000	$25,105,000
Goldman Sachs, 0.11%, dated 5/31/11, due 6/01/11, total to be received $43,821,134 (secured by U.S. Treasury and Federal Agency obligations valued at $44,697,421 in a jointly traded account)	43,821,000	43,821,000

Total Repurchase Agreements, at Cost and Value		$68,926,000

Total Investments, at Amortized Cost and Value		$438,568,938

Other Assets, Less Liabilities – (0.1)%		(561,262)

Net Assets – 100.0%		$438,007,676

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $438,568,938.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Cash Reserve Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$438,568,938	$—	$438,568,938

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Fund

QUARTERLY REPORT

May 31, 2011

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 0.3%
HEICO Corp.	84,860	$4,665,597

Airlines – 2.9%
Allegiant Travel Co. (a)	261,010	$11,904,666
Spirit Airlines, Inc. (a)	1,157,077	13,653,509
United Continental Holdings, Inc. (a)	883,100	21,326,865

		$46,885,040

Apparel Manufacturers – 1.7%
Arezzo Industria e Comercio S.A. (a)	947,330	$15,605,202
Phillips-Van Heusen Corp.	172,650	11,389,721

		$26,994,923

Biotechnology – 0.9%
Alimera Sciences, Inc. (a)	131,010	$1,104,414
Anacor Pharmaceuticals, Inc. (a)	773,060	4,885,739
Pacific Biosciences of California, Inc. (a)	316,050	3,783,119
SEQUENOM, Inc. (a)	629,000	4,987,970

		$14,761,242

Broadcasting – 1.5%
QuinStreet, Inc. (a)	1,554,272	$24,029,045

Brokerage & Asset Managers – 0.2%
Stifel Financial Corp. (a)	77,994	$3,140,818

Business Services – 3.6%
Calix, Inc. (a)	552,460	$11,916,562
Concur Technologies, Inc. (a)	242,540	12,119,724
Constant Contact, Inc. (a)	162,050	3,897,303
FleetCor Technologies, Inc. (a)	642,770	21,687,060
LPS Brasil - Consultoria de Imoveis S.A.	177,400	4,452,569
Ultimate Software Group, Inc. (a)	74,640	4,208,203

		$58,281,421

Computer Software – 4.6%
Ariba, Inc. (a)	250,060	$8,387,012
Check Point Software Technologies Ltd. (a)	217,140	11,925,329
Nuance Communications, Inc. (a)	564,079	12,387,175
Red Hat, Inc. (a)	251,680	10,973,248
SolarWinds, Inc. (a)	588,020	14,494,693
SuccessFactors, Inc. (a)	486,230	17,052,086

		$75,219,543

Computer Software - Systems – 7.9%
BroadSoft, Inc. (a)	164,000	$6,484,560
Cornerstone OnDemand, Inc. (a)	357,357	6,900,564
DemandTec, Inc. (a)	734,450	7,300,433
IntraLinks Holdings, Inc. (a)	604,760	12,488,294
MICROS Systems, Inc. (a)	223,640	11,419,058
National Instruments Corp.	705,020	20,586,584
PROS Holdings, Inc. (a)	984,040	16,531,872
Qlik Technologies, Inc. (a)	515,360	17,156,334
SciQuest, Inc. (a)	832,950	13,727,016
ServiceSource International, Inc. (a)	462,700	8,999,515
Velti PLC (a)	482,980	7,466,871

		$129,061,101

Construction – 5.3%
Beacon Roofing Supply, Inc. (a)	827,180	$18,123,514

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Eagle Materials, Inc.	739,350	$21,300,674
NVR, Inc. (a)	30,090	22,447,140
Owens Corning (a)	618,210	23,615,622

		$85,486,950

Consumer Products – 0.5%
L’Occitane International S.A. (a)	2,852,000	$7,480,800

Consumer Services – 0.4%
Anhanguera Educacional Participacoes S.A.	323,500	$6,930,312

Electrical Equipment – 1.3%
Acuity Brands, Inc.	221,160	$13,481,914
Sensata Technologies Holding B.V. (a)	225,960	8,197,829

		$21,679,743

Electronics – 8.3%
Aeroflex Holding Corp. (a)	576,380	$10,507,407
DynaVox, Inc., “A” (a)	915,720	6,831,271
Entegris, Inc. (a)	803,830	7,379,159
Fabrinet (a)	817,420	19,364,680
Hittite Microwave Corp. (a)	306,530	19,440,133
Inphi Corp. (a)	461,650	9,159,136
Monolithic Power Systems, Inc. (a)	820,080	14,187,384
Semtech Corp. (a)	453,370	12,975,449
Stratasys, Inc. (a)	141,770	4,990,304
Teradyne, Inc. (a)	512,170	8,199,842
Veeco Instruments, Inc. (a)(l)	368,350	21,213,277

		$134,248,042

Energy - Independent – 5.9%
Brigham Exploration Co. (a)	383,340	$11,937,208
Cabot Oil & Gas Corp.	432,330	25,399,388
Energy XXI (Bermuda) Ltd. (a)	457,613	15,700,702
Oasis Petroleum LLC (a)	603,455	18,254,514
Petrohawk Energy Corp. (a)	932,770	24,690,422

		$95,982,234

Food & Beverages – 2.7%
Diamond Foods, Inc.	109,070	$8,118,080
Flowers Foods, Inc.	250,750	8,357,498
Green Mountain Coffee Roasters, Inc. (a)	330,610	27,232,346

		$43,707,924

Forest & Paper Products – 1.0%
Universal Forest Products, Inc.	544,810	$15,924,796

Furniture & Appliances – 0.8%
SodaStream International Ltd. (a)	214,770	$12,480,285

Gaming & Lodging – 0.8%
Morgans Hotel Group Co. (a)	1,516,752	$12,664,879

General Merchandise – 0.6%
Lojas Renner S.A.	237,800	$9,020,650

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	226,400	$4,089,621

Insurance – 1.2%
Brazil Insurance Participacoes e Administracao S.A.	16,100	$19,388,370

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.4%
Active Network, Inc. (a)	744,450	$13,660,658
Demand Media, Inc. (a)(l)	427,470	6,501,819
LinkedIn Corp., “A” (a)	147,150	12,004,497
LogMeIn, Inc. (a)	93,270	4,059,110
OpenTable, Inc. (a)	185,680	16,401,114
Shutterfly, Inc. (a)	71,600	4,340,392
TechTarget, Inc. (a)	1,118,070	9,034,006
WebMD Health Corp. (a)	456,150	21,749,232

		$87,750,828

Leisure & Toys – 0.1%
Whistler Blackcomb Holdings, Inc. (z)	199,500	$2,363,895

Machinery & Tools – 6.2%
Charter International PLC	650,200	$8,342,713
Douglas Dynamics, Inc.	335,500	5,196,895
Finning International, Inc.	513,150	15,222,099
Herman Miller, Inc.	620,090	15,564,259
Polypore International, Inc. (a)	391,137	25,639,030
Regal Beloit Corp.	205,560	14,183,640
Thermon Group Holdings, Inc. (a)	780,417	9,521,087
United Rentals, Inc. (a)	279,840	7,650,826

		$101,320,549

Medical & Health Technology & Services – 8.1%
Allscripts Healthcare Solutions, Inc. (a)	592,520	$11,915,577
Amedisys, Inc. (a)	260,430	8,151,459
Brookdale Senior Living, Inc. (a)	1,027,920	26,530,615
Cerner Corp. (a)	130,960	15,728,296
Gentiva Health Services, Inc. (a)	334,560	8,190,029
Health Management Associates, Inc., “A” (a)	1,903,640	21,701,496
HealthSouth Corp. (a)	312,320	8,766,822
IDEXX Laboratories, Inc. (a)	131,220	10,329,638
IPC The Hospitalist Co., Inc. (a)	70,539	3,581,970
LifePoint Hospitals, Inc. (a)	386,120	16,217,040

		$131,112,942

Medical Equipment – 4.9%
Heartware International, Inc. (a)	78,140	$5,692,499
IMRIS, Inc. (a)	490,290	3,642,855
Masimo Corp.	673,960	20,704,051
NxStage Medical, Inc. (a)	736,061	13,845,307
Thoratec Corp. (a)	389,920	13,557,518
Uroplasty, Inc. (a)(h)	1,076,620	8,914,414
Volcano Corp. (a)	438,210	13,772,940

		$80,129,584

Network & Telecom – 2.5%
Ciena Corp. (a)	285,590	$7,639,533
F5 Networks, Inc. (a)	228,370	25,938,265
Finisar Corp. (a)	306,960	7,373,179

		$40,950,977

Oil Services – 1.2%
Dresser-Rand Group, Inc. (a)	361,905	$19,028,965

Other Banks & Diversified Financials – 5.3%
Air Lease Corp. (a)	427,420	$12,181,470

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
BankUnited, Inc.			393,750	$11,166,750
First Interstate BancSystem, Inc.			759,440	10,784,048
Metro Bancorp, Inc. (a)(h)			721,980	8,136,715
PacWest Bancorp			528,510	11,151,561
TCF Financial Corp.			696,730	10,485,787
Wintrust Financial Corp.			311,650	10,119,276
Zions Bancorporation			512,710	12,217,879

				$86,243,486

Precious Metals & Minerals – 0.5%
Stillwater Mining Co. (a)			412,040	$8,343,810

Real Estate – 1.0%
Chesapeake Lodging Trust, REIT			256,300	$4,562,140
Jones Lang LaSalle, Inc.			67,280	6,536,252
Pebblebrook Hotel Trust, REIT			264,490	5,750,013

				$16,848,405

Restaurants – 3.6%
Arcos Dorados Holdings, Inc. (a)			403,240	$9,173,710
P.F. Chang’s China Bistro, Inc.			760,200	30,704,478
Red Robin Gourmet Burgers, Inc. (a)			319,150	11,712,805
Texas Roadhouse, Inc., “A”			449,830	7,750,571

				$59,341,564

Specialty Stores – 4.8%
Blue Nile, Inc. (a)			208,062	$10,403,100
Citi Trends, Inc. (a)(h)			1,097,440	18,327,248
Ethan Allen Interiors, Inc.			518,300	12,060,841
Monro Muffler Brake, Inc.			437,230	14,144,391
Urban Outfitters, Inc. (a)			753,700	22,957,702

				$77,893,282

Trucking – 2.7%
Atlas Air Worldwide Holdings, Inc. (a)			234,380	$14,833,910
Landstar System, Inc.			326,730	15,460,864
Swift Transportation Co. (a)			1,020,370	13,826,014

				$44,120,788

Total Common Stocks				$1,607,572,411

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$0

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value			11,718,314	$11,718,314

Collateral for Securities Loaned – 1.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			19,292,719	$19,292,719

Total Investments				$1,638,583,444

Other Assets, Less Liabilities – (0.8)%				(13,592,144)

Net Assets – 100.0%				$1,624,991,300

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	A portion of this security is on loan.

4

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$0
Whistler Blackcomb Holdings, Inc.	11/02/10	2,371,354	2,363,895

Total Restricted Securities			$2,363,895
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Discovery Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,469,987,131	$—	$—	$1,469,987,131
Brazil	59,486,723	—	—	59,486,723
Israel	24,405,614	—	—	24,405,614
Canada	18,864,954	2,363,895	—	21,228,849
Argentina	9,173,710	—	—	9,173,710
United Kingdom	8,342,713	—	—	8,342,713
Luxembourg	7,480,800	—	—	7,480,800
Ireland	7,466,871	—	—	7,466,871
Mutual Funds	31,011,033	—	—	31,011,033

Total Investments	$1,636,219,549	$2,363,895	$—	$1,638,583,444

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS New Discovery Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,468,426,693

Gross unrealized appreciation	$211,652,340
Gross unrealized depreciation	(41,495,589)

Net unrealized appreciation (depreciation)	$170,156,751

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,521,520	514,109,876	(512,913,082)	11,718,314

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,991	$11,718,314

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	461,190	661,480	(25,230)	1,097,440
Metro Bancorp, Inc.	308,690	432,670	(19,380)	721,980
Uroplasty, Inc.	—	1,076,620	—	1,076,620

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(249,234)	$—	$—	$18,327,248
Metro Bancorp, Inc.	(40,885)	—	—	8,136,715
Uroplasty, Inc.	—	—	—	8,914,414

	$(290,119)	$—	$—	$35,378,377

7

MFS® Research International Fund

QUARTERLY REPORT

May 31, 2011

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 0.2%
Rolls Royce Holdings PLC	1,104,423	$11,602,800

Alcoholic Beverages – 1.5%
Heineken N.V.	1,233,549	$74,238,852

Apparel Manufacturers – 1.4%
Li & Fung Ltd. (a)	6,178,000	$13,726,506
LVMH Moet Hennessy Louis Vuitton S.A. (l)	302,536	52,937,560

		$66,664,066

Automotive – 3.3%
Bayerische Motoren Werke AG	670,390	$59,444,279
DENSO Corp.	1,193,200	42,802,824
GKN PLC	2,716,252	9,842,440
Honda Motor Co. Ltd.	1,298,300	49,570,989

		$161,660,532

Broadcasting – 1.6%
Nippon Television Network Corp.	214,550	$30,656,472
Publicis Groupe S.A.	857,245	47,303,650

		$77,960,122

Brokerage & Asset Managers – 1.4%
BM&F Bovespa S.A.	2,868,600	$20,581,557
Nomura Holdings, Inc.	3,835,128	19,352,403
Deutsche Boerse AG	351,540	27,794,098

		$67,728,058

Business Services – 2.0%
Cognizant Technology Solutions Corp., “A” (a)	342,190	$26,020,128
Compass Group PLC	1,020,204	9,954,094
Mitsubishi Corp.	1,635,500	41,392,703
Nomura Research, Inc.	1,007,500	21,084,073

		$98,450,998

Chemicals – 0.8%
Monsanto Co.	212,887	$15,123,492
Nufarm Ltd. (a)	4,713,604	24,417,235

		$39,540,727

Computer Software – 0.8%
Dassault Systems S.A.	433,833	$36,956,408

Computer Software - Systems – 2.4%
Acer, Inc.	20,124,413	$39,580,904
Canon, Inc.	628,600	30,314,929
Konica Minolta Holdings, Inc.	5,667,500	47,729,163

		$117,624,996

Conglomerates – 0.6%
Hutchison Whampoa Ltd.	2,507,000	$29,011,167

Consumer Products – 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	1,690,360	$9,934,777
Reckitt Benckiser Group PLC	855,488	48,563,620

		$58,498,397

Electrical Equipment – 3.7%
Legrand S.A.	389,554	$16,515,349
Schneider Electric S.A.	403,800	66,595,019

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Siemens AG	728,032	$97,437,073

		$180,547,441

Electronics – 1.6%
Samsung Electronics Co. Ltd.	40,578	$34,013,433
Taiwan Semiconductor Manufacturing Co. Ltd.	17,067,326	45,627,115

		$79,640,548

Energy - Independent – 1.7%
Bankers Petroleum Ltd. (a)	2,063,674	$16,976,293
INPEX Corp.	9,426	68,249,508

		$85,225,801

Energy - Integrated – 5.8%
BG Group PLC	1,885,159	$43,851,683
BP PLC	10,573,842	81,574,032
China Petroleum & Chemical Corp.	20,552,000	20,528,746
Petroleo Brasileiro S.A., ADR	465,219	16,110,534
Royal Dutch Shell PLC, “A”	3,422,394	123,603,572

		$285,668,567

Engineering - Construction – 2.1%
JGC Corp.	2,029,000	$54,285,500
Keppel Corp. Ltd.	3,184,400	29,743,615
Outotec Oyj (l)	341,666	19,912,651

		$103,941,766

Food & Beverages – 4.4%
Groupe Danone (l)	1,073,552	$78,715,106
Nestle S.A.	2,136,526	137,149,488

		$215,864,594

Food & Drug Stores – 2.1%
Lawson, Inc.	1,004,100	$49,841,189
Tesco PLC	7,923,707	54,739,954

		$104,581,143

Gaming & Lodging – 0.9%
MGM China Holdings Ltd. (a)	2,206,400	$4,638,423
Sands China Ltd. (a)	14,592,400	37,969,350

		$42,607,773

Insurance – 4.5%
Amlin PLC	1,253,186	$8,761,333
China Pacific Insurance Co. Ltd.	6,479,400	27,193,060
Hiscox Ltd.	2,900,974	20,170,026
ING Groep N.V. (a)	6,066,756	73,518,846
SNS REAAL Groep N.V. (a)	3,520,955	18,592,805
Swiss Re Ltd. (a)	1,182,659	70,371,608

		$218,607,678

Machinery & Tools – 3.0%
BEML Ltd.	480,940	$6,973,069
Glory Ltd.	1,543,100	32,742,135
MAN SE	536,016	74,669,617
Schindler Holding AG	153,015	19,321,934
Sinotruk Hong Kong Ltd.	14,332,000	10,834,532

		$144,541,287

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 12.0%
Bank of China Ltd.	49,948,000	$27,679,850
Barclays PLC	10,277,595	46,964,776
BNP Paribas (l)	1,298,545	101,594,278
Credit Suisse Group AG	1,230,244	52,948,310
Danske Bank Aktieselskab (a)	1,127,120	23,808,060
Erste Group Bank AG (l)	747,970	37,349,419
HSBC Holdings PLC	9,237,208	96,601,026
Julius Baer Group Ltd.	738,275	32,502,757
KBC Group N.V. (l)	721,070	30,497,752
Mitsubishi UFJ Financial Group, Inc.	4,463,000	20,658,931
Standard Chartered PLC	665,911	17,860,488
Sumitomo Mitsui Financial Group, Inc.	1,557,300	45,121,737
Westpac Banking Corp.	2,212,495	52,414,491

		$586,001,875

Medical & Health Technology & Services – 2.4%
Diagnosticos da America S.A.	1,575,900	$22,373,735
Miraca Holdings, Inc.	1,251,700	49,115,012
Rhoen-Klinikum AG	1,732,859	43,673,424

		$115,162,171

Medical Equipment – 0.9%
Sonova Holding AG	177,118	$18,703,327
Synthes, Inc. (n)	137,631	23,963,189

		$42,666,516

Metals & Mining – 4.4%
Iluka Resources Ltd.	2,279,640	$38,261,379
Rio Tinto Ltd.	1,449,704	101,433,893
Steel Authority of India Ltd.	3,250,076	10,144,537
Sumitomo Metal Industries Ltd.	5,440,000	11,161,014
Teck Resources Ltd., “B”	1,044,318	54,778,594

		$215,779,417

Natural Gas - Distribution – 0.7%
Tokyo Gas Co. Ltd.	8,470,000	$36,067,372

Network & Telecom – 1.1%
Ericsson, Inc., “B”	3,649,595	$54,111,824

Oil Services – 0.9%
AMEC PLC	1,097,623	$20,908,721
Technip (l)	209,178	22,542,049

		$43,450,770

Other Banks & Diversified Financials – 4.9%
Aeon Credit Service Co. Ltd.	2,099,700	$26,755,545
Banco Santander Brasil S.A., ADR	2,066,644	23,477,076
China Construction Bank	36,771,450	34,813,072
HDFC Bank Ltd., ADR	159,184	25,919,931
ICICI Bank Ltd.	1,990,913	47,795,115
Komercni Banka A.S.	105,485	25,154,831
Sberbank of Russia	10,579,190	37,421,663
United Overseas Bank Ltd.	1,197,000	18,867,053

		$240,204,286

Pharmaceuticals – 5.4%
Bayer AG	573,837	$47,029,795
Roche Holding AG	623,249	109,702,127

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi-Aventis	800,777	$63,532,939
Santen, Inc.	1,105,400	44,148,540

		$264,413,401

Precious Metals & Minerals – 0.7%
Newcrest Mining Ltd.	809,304	$34,421,464

Railroad & Shipping – 0.5%
East Japan Railway Co.	430,300	$25,159,392

Real Estate – 0.6%
GSW Immobilien AG (a)	399,394	$12,883,418
Hang Lung Properties Ltd.	4,295,000	17,892,727

		$30,776,145

Specialty Chemicals – 4.4%
Akzo Nobel N.V.	1,245,863	$90,104,229
Chugoku Marine Paints Ltd.	1,616,000	12,931,235
Linde AG	465,149	78,687,462
Nippon Paint Co. Ltd.	1,821,000	13,687,776
Symrise AG	570,736	17,823,205

		$213,233,907

Specialty Stores – 1.6%
Hennes & Mauritz AB, “B” (l)	1,171,134	$43,560,088
Industria de Diseno Textil S.A.	393,006	35,727,355

		$79,287,443

Telecommunications - Wireless – 3.0%
KDDI Corp.	6,217	$44,563,124
Vivo Participacoes S.A., ADR	398,081	17,961,415
Vodafone Group PLC	30,108,013	83,823,732

		$146,348,271

Telephone Services – 2.8%
China Unicom Ltd.	26,060,000	$57,562,398
Royal KPN N.V.	3,233,213	47,482,999
Telecom Italia S.p.A.	9,825,630	13,952,972
Telecom Italia S.p.A.	13,803,691	16,885,152

		$135,883,521

Tobacco – 0.8%
Japan Tobacco, Inc.	9,666	$37,386,427

Trucking – 1.1%
Yamato Holdings Co. Ltd.	3,377,700	$51,395,672

Utilities - Electric Power – 3.6%
CEZ AS	703,662	$38,786,743
Energias de Portugal S.A.	14,764,836	54,972,342
Fortum Corp.	1,423,355	47,715,181
Red Electrica de Espana	284,513	17,228,259
Tractebel Energia S.A.	945,160	16,024,738

		$174,727,263

Total Common Stocks		$4,827,640,858

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	56,449,405	$56,449,405

Collateral for Securities Loaned – 2.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	102,289,373	$102,289,373

4

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Total Investments	$4,986,379,636

Other Assets, Less Liabilities – (2.1)%	(102,542,052)

Net Assets – 100.0%	$4,883,837,584

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,963,189, representing 0.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$906,173,663	$—	$906,173,663
United Kingdom	29,670,054	750,586,138	—	780,256,192
France	145,310,125	341,382,232	—	486,692,357
Switzerland	231,484,285	233,178,455	—	464,662,740
Germany	328,530,571	130,911,801	—	459,442,372
Netherlands	121,721,851	182,215,880	—	303,937,731
China	27,679,850	150,931,807	—	178,611,657
Australia	—	149,514,569	—	149,514,569
Brazil	116,529,054	—	—	116,529,054
Other Countries	422,163,723	559,656,800	—	981,820,523
Mutual Funds	158,738,778	—	—	158,738,778

Total Investments	$1,581,828,291	$3,404,551,345	$—	$4,986,379,636

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/11 - continued

Of the level 2 investments presented above, equity investments amounting to $2,703,903,258 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,365,913,980

Gross unrealized appreciation	$700,066,611
Gross unrealized depreciation	(79,600,955)

Net unrealized appreciation (depreciation)	$620,465,656

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Securities Lending Collateral

At May 31, 2011, the value of securities loaned was $105,324,349. These loans were collateralized by cash of $102,289,373 and U.S. Treasury obligations of $6,366,233.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,347,471	834,839,489	(795,737,555)	56,449,405

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,866	$56,449,405

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2011, are as follows:

Japan	18.6%
United Kingdom	16.0%
France	10.0%
Switzerland	9.5%
Germany	9.4%
Netherlands	6.2%
China	3.6%
Australia	3.1%
Brazil	2.4%
Other Countries	21.2%

7

MFS® Technology Fund

QUARTERLY REPORT

May 31, 2011

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 101.0%
Broadcasting – 2.1%
Nielsen Holdings B.V. (a)	60,680	$1,910,813
Viacom, Inc., “B”	43,340	2,184,769

		$4,095,582

Business Services – 7.7%
Accenture Ltd., “A”	100,870	$5,788,929
Cognizant Technology Solutions Corp., “A” (a)	64,690	4,919,028
Concur Technologies, Inc. (a)	17,950	896,962
FleetCor Technologies, Inc. (a)	58,810	1,984,249
MSCI, Inc., “A” (a)	42,940	1,621,844

		$15,211,012

Computer Software – 19.4%
Autodesk, Inc. (a)	64,190	$2,758,886
Autonomy Corp. PLC (a)	108,126	3,201,704
BMC Software, Inc. (a)	37,060	2,069,060
Cadence Design Systems, Inc. (a)	70,870	757,600
Check Point Software Technologies Ltd. (a)	18,490	1,015,471
Oracle Corp. (s)	469,130	16,053,629
Parametric Technology Corp. (a)	74,260	1,729,515
Red Hat, Inc. (a)	60,605	2,642,378
Rovi Corp. (a)	20,350	1,179,486
Salesforce.com, Inc. (a)	10,300	1,568,278
Symantec Corp. (a)	106,500	2,082,075
VeriSign, Inc.	92,540	3,240,751

		$38,298,833

Computer Software - Systems – 25.8%
Apple, Inc. (a)(s)	68,140	$23,701,136
EMC Corp. (a)	357,110	10,166,922
International Business Machines Corp. (s)	46,610	7,873,827
IntraLinks Holdings, Inc. (a)	57,700	1,191,505
NetApp, Inc. (a)	37,710	2,065,377
Qlik Technologies, Inc. (a)	35,000	1,165,150
Quantum Corp. (a)	196,850	604,330
ServiceSource International, Inc. (a)	51,090	993,701
Tech Data Corp. (a)	25,190	1,193,250
Velti PLC (a)	44,020	680,549
Verifone Systems, Inc. (a)	25,900	1,246,567

		$50,882,314

Consumer Services – 1.4%
Priceline.com, Inc. (a)	5,400	$2,782,026

Electronics – 16.0%
Advanced Micro Devices, Inc. (a)	736,995	$6,397,117
Aeroflex Holding Corp. (a)	53,140	968,742
ASML Holding N.V.	47,700	1,860,777
Broadcom Corp., “A”	47,290	1,701,494
Entropic Communications, Inc. (a)	154,640	1,376,296
Fabrinet (a)	35,130	832,230
First Solar, Inc. (a)(l)	32,430	4,029,428
JDS Uniphase Corp. (a)	153,080	3,090,685
KLA-Tencor Corp.	108,000	4,654,800
Microchip Technology, Inc.	116,990	4,624,615
O2Micro International Ltd., ADR (a)	73,960	522,897
SanDisk Corp. (a)	18,400	874,368

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Stratasys, Inc. (a)	16,700	$587,840

		$31,521,289

Internet – 9.8%
Active Network, Inc. (a)	63,900	$1,172,565
Bitauto Holdings Ltd., ADR (a)	83,490	626,175
Demand Media, Inc. (a)	60,540	920,813
Google, Inc., “A” (a)(s)	22,425	11,863,274
Mail.ru Group Ltd., GDR (a)(z)	30,883	1,068,401
OpenTable, Inc. (a)	7,090	626,260
WebMD Health Corp. (a)	30,750	1,466,160
Yahoo!, Inc. (a)	93,480	1,547,094

		$19,290,742

Leisure & Toys – 1.6%
THQ, Inc. (a)	768,650	$3,174,525

Network & Telecom – 6.9%
Cisco Systems, Inc.	33,770	$567,336
F5 Networks, Inc. (a)	16,750	1,902,465
Finisar Corp. (a)	90,290	2,168,766
Juniper Networks, Inc. (a)	26,040	953,324
Qualcomm, Inc.	90,940	5,328,175
Radware Ltd. (a)	27,570	1,015,127
Riverbed Technology, Inc. (a)	14,420	546,806
Sycamore Networks, Inc.	44,700	1,083,528

		$13,565,527

Other Banks & Diversified Financials – 4.5%
MasterCard, Inc., “A”	14,400	$4,133,520
Visa, Inc., “A”	60,090	4,870,895

		$9,004,415

Specialty Stores – 4.1%
Amazon.com, Inc. (a)	41,230	$8,109,529

Telecommunications - Wireless – 1.0%
SBA Communications Corp. (a)	52,090	$2,046,616

Telephone Services – 0.7%
Cogent Communications Group, Inc. (a)	84,050	$1,306,976

Total Common Stocks		$199,289,386

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	462,702	$462,702

Collateral for Securities Loaned – 1.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	3,015,928	$3,015,928

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%
Google, Inc. “A” - June 2011 @ $605	41	$246

Total Investments		$202,768,262

Call Options Written – (0.1)%
Apple, Inc. - June 2011 @ $350	(176)	$(86,240)
Broadcom Corp. “A” - June 2011 @ $35	(298)	(44,998)
Concur Technologies Inc. - June 2011 @ $50	(179)	(20,585)
First Solar, Inc. - June 2011 @ $130	(224)	(45,472)
First Solar, Inc. - June 2011 @ $135	(100)	(10,800)

2

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Written – continued
Netapp, Inc. - June 2011 @ $55	(191)	$(22,156)
Salesforce.Com Inc. - June 2011 @ $165	(103)	(8,240)
Tech Data Corp. - June 2011 @ $50	(182)	(6,188)

Total Call Options Written		$(244,679)

Put Options Written – 0.0%
Autodesk, Inc. - June 2011 @ $40	(248)	$(5,704)
Broadcom Corp. “A” - June 2011 @ $35	(298)	(16,092)
Ebay, Inc. - June 2011 @ $30	(352)	(10,560)
Google, Inc. “A” - June 2011 @ $500	(65)	(8,125)
Hittite Microwave Corp. - June 2011 @ $60	(36)	(900)
LinkedIn Corp. “A” - June 2011 @ $70	(238)	(41,650)

Total Put Options Written		$(83,031)

Issuer	Shares/Par	Value ($)
Securities Sold Short – (4.2)%
Business Services – (0.8)%
Computer Sciences Corp.	(37,500)	$(1,495,875)

Computer Software - Systems – (0.7)%
Dell, Inc. (a)	(90,900)	$(1,461,672)

Electronics – (2.1)%
Fairchild Semiconductor International, Inc. (a)	(53,300)	$(961,532)
Vishay Intertechnology, Inc. (a)	(62,790)	(996,477)
Xilinx, Inc.	(59,700)	(2,130,096)

		$(4,088,105)

Network & Telecom – (0.7)%
Sierra Wireless, Inc. (a)	(106,900)	$(1,309,525)

Total Securities Sold Short		$(8,355,177)

Other Assets, Less Liabilities – 1.7%		3,339,164

Net Assets – 100.0%		$197,424,539

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At May 31, 2011, the value of securities pledged amounted to $4,969,562.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Mail.ru Group Ltd., GDR	11/05/10 - 4/27/11	$1,068,418	$1,068,401
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Technology Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

4

MFS Technology Fund

Supplemental Information (Unaudited) 5/31/11 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$189,298,531	$—	$—	$189,298,531
United Kingdom	—	3,201,704	—	3,201,704
Israel	2,030,598	—	—	2,030,598
Netherlands	1,860,777	—	—	1,860,777
Russia	—	1,068,401	—	1,068,401
Ireland	680,549	—	—	680,549
China	626,175	—	—	626,175
Cayman Islands	522,897	—	—	522,897
Mutual Funds	3,478,630	—	—	3,478,630

Total Investments	$198,498,157	$4,270,105	$—	$202,768,262

Short Sales	$(8,355,177)	$—	$—	$(8,355,177)

Other Financial Instruments
Written Options	$(321,522)	$(6,188)	$—	$(327,710)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$181,748,093

Gross unrealized appreciation	$28,397,635
Gross unrealized depreciation	(7,377,466)

Net unrealized appreciation (depreciation)	$21,020,169

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,727,663	69,056,446	(71,321,407)	462,702

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,442	$462,702

5

MFS® Value Fund

QUARTERLY REPORT

May 31, 2011

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 8.6%
Honeywell International, Inc.	4,732,530	$281,822,162
Huntington Ingalls Industries, Inc. (a)	556,360	20,346,085
Lockheed Martin Corp.	7,846,057	611,207,840
Northrop Grumman Corp.	3,299,225	215,406,400
United Technologies Corp.	4,845,437	425,284,005

		$1,554,066,492

Alcoholic Beverages – 1.5%
Diageo PLC	12,924,955	$275,522,727

Automotive – 1.0%
General Motors Co. (a)	1,476,790	$46,976,690
Johnson Controls, Inc.	3,570,765	141,402,294

		$188,378,984

Broadcasting – 3.2%
Omnicom Group, Inc.	3,953,460	$184,903,324
Viacom, Inc., “B”	2,574,860	129,798,693
Walt Disney Co.	6,323,037	263,228,030

		$577,930,047

Brokerage & Asset Managers – 0.3%
Blackrock, Inc.	278,985	$57,348,157

Business Services – 3.6%
Accenture Ltd., “A”	7,651,480	$439,118,437
Dun & Bradstreet Corp.	1,233,855	98,967,510
Western Union Co.	5,282,680	108,611,901

		$646,697,848

Chemicals – 2.5%
3M Co.	2,425,093	$228,880,277
PPG Industries, Inc.	2,406,017	213,413,708

		$442,293,985

Computer Software – 2.1%
Oracle Corp.	10,828,683	$370,557,532

Computer Software - Systems – 2.8%
Hewlett-Packard Co.	2,587,520	$96,721,498
International Business Machines Corp.	2,432,962	411,000,271

		$507,721,769

Construction – 2.1%
Pulte Homes, Inc. (a)	4,456,315	$37,611,299
Sherwin-Williams Co.	1,930,785	169,600,154
Stanley Black & Decker, Inc.	2,429,889	179,520,199

		$386,731,652

Consumer Products – 0.9%
Avon Products, Inc.	1,401,020	$41,624,304
Procter & Gamble Co.	1,705,009	114,235,603

		$155,859,907

Electrical Equipment – 1.1%
Danaher Corp.	3,499,720	$190,839,732

Electronics – 1.0%
Intel Corp.	8,077,047	$181,814,328

Energy - Independent – 3.6%
Apache Corp.	2,110,600	$262,980,760

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
EOG Resources, Inc.	1,303,590	$142,273,813
Occidental Petroleum Corp.	2,189,792	236,169,067

		$641,423,640

Energy - Integrated – 4.7%
Chevron Corp.	3,961,544	$415,605,581
Exxon Mobil Corp.	3,790,145	316,363,403
Hess Corp.	1,527,520	120,719,906

		$852,688,890

Engineering - Construction – 0.2%
Fluor Corp.	504,910	$34,803,446

Food & Beverages – 5.1%
General Mills, Inc.	6,818,190	$271,159,416
J.M. Smucker Co.	1,054,837	83,627,477
Kellogg Co.	2,339,221	133,312,205
Nestle S.A.	3,615,434	232,084,666
PepsiCo, Inc.	2,729,813	194,144,301

		$914,328,065

Food & Drug Stores – 0.8%
CVS Caremark Corp.	2,978,962	$115,256,040
Walgreen Co.	815,000	35,558,450

		$150,814,490

General Merchandise – 1.6%
Kohl’s Corp.	1,195,830	$63,665,989
Target Corp.	4,531,440	224,442,223

		$288,108,212

Insurance – 7.7%
ACE Ltd.	2,152,220	$148,115,780
Aon Corp.	3,615,360	188,541,024
Chubb Corp.	1,953,195	128,110,060
MetLife, Inc.	9,656,843	425,866,776
Prudential Financial, Inc.	4,204,102	268,137,626
Travelers Cos., Inc.	3,573,905	221,868,022

		$1,380,639,288

Leisure & Toys – 0.6%
Hasbro, Inc.	2,364,080	$108,133,019

Machinery & Tools – 0.7%
Eaton Corp.	2,315,444	$119,638,991

Major Banks – 13.1%
Bank of America Corp.	21,566,320	$253,404,260
Bank of New York Mellon Corp.	14,543,408	408,815,199
Goldman Sachs Group, Inc.	3,818,855	537,427,464
JPMorgan Chase & Co.	11,072,130	478,758,901
PNC Financial Services Group, Inc.	2,274,202	141,955,689
State Street Corp.	3,642,915	166,736,220
SunTrust Banks, Inc.	1,147,600	32,281,988
Wells Fargo & Co.	11,596,667	328,997,443

		$2,348,377,164

Medical & Health Technology & Services – 0.5%
Quest Diagnostics, Inc.	1,683,190	$98,331,960

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.7%
Becton, Dickinson & Co.	2,045,165	$179,054,196
Medtronic, Inc.	6,105,580	248,497,106
St. Jude Medical, Inc.	2,753,040	139,496,537
Thermo Fisher Scientific, Inc. (a)	1,449,115	94,844,577

		$661,892,416

Network & Telecom – 0.7%
Cisco Systems, Inc.	7,194,750	$120,871,800

Oil Services – 0.6%
Transocean, Inc.	1,698,280	$117,707,787

Other Banks & Diversified Financials – 1.0%
MasterCard, Inc., “A”	602,000	$172,804,100

Pharmaceuticals – 8.5%
Abbott Laboratories	6,620,590	$345,925,828
GlaxoSmithKline PLC	3,506,552	76,141,237
Johnson & Johnson	7,229,947	486,503,134
Merck & Co., Inc.	1,774,427	65,210,192
Pfizer, Inc.	21,339,708	457,736,737
Roche Holding AG	541,459	95,305,735

		$1,526,822,863

Railroad & Shipping – 0.5%
Canadian National Railway Co.	1,247,520	$97,655,866

Restaurants – 0.7%
McDonald’s Corp.	1,578,860	$128,740,244

Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	2,012,610	$191,379,085

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	1,596,830	$99,163,143
Staples, Inc.	3,329,325	55,999,247

		$155,162,390

Telecommunications - Wireless – 1.3%
Vodafone Group PLC	83,071,816	$231,280,278

Telephone Services – 2.9%
AT&T, Inc.	16,526,572	$521,578,612

Tobacco – 4.8%
Altria Group, Inc.	4,341,655	$121,826,839
Philip Morris International, Inc.	8,913,499	639,543,553
Reynolds American, Inc.	2,674,320	106,384,450

		$867,754,842

Utilities - Electric Power – 2.3%
Dominion Resources, Inc.	1,569,485	$74,895,824
PG&E Corp.	4,023,328	174,531,969
PPL Corp.	2,094,182	59,034,991
Public Service Enterprise Group, Inc.	3,022,843	101,265,241

		$409,728,025

Total Common Stocks		$17,676,428,633

Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	432,160	$24,944,274

3

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	210,931,085	$210,931,085

Total Investments		$17,912,303,992

Other Assets, Less Liabilities – 0.4%		66,134,826

Net Assets – 100.0%		$17,978,438,818

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC         Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Value Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$16,693,382,398	$—	$—	$16,693,382,398
United Kingdom	76,141,237	506,803,006	—	582,944,243
Switzerland	232,084,666	95,305,734	—	327,390,400
Canada	97,655,866	—	—	97,655,866
Mutual Funds	210,931,085	—	—	210,931,085

Total Investments	$17,310,195,252	$602,108,740	$—	$17,912,303,992

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Value Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$14,494,239,874

Gross unrealized appreciation	$3,655,664,254
Gross unrealized depreciation	(237,600,136)

Net unrealized appreciation (depreciation)	$3,418,064,118

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	106,341,435	2,021,412,892	(1,916,823,242)	210,931,085

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$276,071	$210,931,085

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.